Other income (Details) - CAD ($) $ in Millions		12 Months Ended
	Dec. 13, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gain (loss) on foreign currency		$ 32	$ 12	$ 7
Other		8	10	(9)
Total other income		88	42	134
Proceeds from disposal of property		0	0	129
Land
Property, Plant and Equipment [Line Items]
Gain on disposal of land and property		48	20	7
Property
Property, Plant and Equipment [Line Items]
Gain on disposal of land and property	$ 129	$ 0	$ 0	$ 129
Proceeds from disposal of property	129
Nonoperating gain, after expense and tax	$ 112